Information by Segment - Summary of Geographic Disclosure (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of geographical areas [line items]
Total revenues	$ 460,456	$ 23,445		$ 399,507	$ 311,589
Total Non Current Assets	407,353			427,672	322,609
Geographical Elimination [member]
Disclosure of geographical areas [line items]
Total revenues	(1,071)			(1,099)	(806)
Mexico and Central America [member]
Disclosure of geographical areas [line items]
Total revenues	301,463			267,732	228,563
Total Non Current Assets	176,174			176,613	158,506
South America [member]
Disclosure of geographical areas [line items]
Total revenues	135,608			113,937	74,928
Total Non Current Assets	130,225			138,549	67,568
Venezuela [member]
Disclosure of geographical areas [line items]
Total revenues	3,932			18,937	8,904
Total Non Current Assets	1			7,281	3,841
Europe [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	83,720			$ 105,229	$ 92,694
Asia [Member]
Disclosure of geographical areas [line items]
Total revenues	20,524
Total Non Current Assets	$ 17,233

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3